Debt (TUI Portfolio Acquisition Facility) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013 item		Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt		$ 6,236,892,000	[1]	$ 5,803,499,000	[1]
AerCap Partners I [Member]
Debt Instrument [Line Items]
Ownership interest		50.00%
TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Required Loan to collateral value ratio		43.00%
Number of aircraft financed		19
Credit facility, maximum borrowing capacity		448,600,000
Long-term Debt		163,943,000	[1]	188,393,000	[1]
Spread over reference rate	1.575%	1.75%
Reference rate		One-month LIBOR
Prepayment fee percentage		1.00%
Threshold for prepayment fee		15,000,000
Debt Instrument, Collateral Amount		$ 300,000,000
TUI Portfolio Acquisition Facility [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Spread over reference rate		1.75%
Boeing 737 Aircraft [Member] | TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Aircraft Collateral Number		11
B-757-200 [Member] | TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Number of aircraft sold		6
B-767-300ER [Member] | TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Aircraft Collateral Number		2

[1]	As of December 31, 2013, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.